Document and Entity Information	3 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	ADAMIS PHARMACEUTICALS CORPORATION
Entity Central Index Key	0000887247
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company